Other Current Assets - Additional Information (Detail) (Loan Three, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010
Loan Three
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable		$ 1.4
Provision for loan receivable	$ 1.4